Interest-Bearing Loans and Borrowings - Additional Information (Detail) $ in Millions, € in Billions	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2022 EUR (€)	Dec. 02, 2022 USD ($)	Jan. 10, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Commercial papers	$ 0	$ 0
Commercial papers authorized amount	5,000					€ 3.0
Payments of dividends	2,442	2,364	[1]	$ 1,800
Principal Amount Payable On Redemption								$ 3,100
Twelve Series of USD Notes and Two Series of GBP Notes [Member]
Disclosure of detailed information about borrowings [line items]
Aggregate Purchase Price Received Upon Completion of Tender Offer							$ 3,500
Eight Series Notes [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 3,900
Ambev [member]
Disclosure of detailed information about borrowings [line items]
Net increased decreased debt	69,700	76,200
Impact of changes in foreign exchange rates	1,500
Payments of dividends	2,400
AB inBev [member]
Disclosure of detailed information about borrowings [line items]
Current and non-current interest-bearing loans and borrowings	79,909	$ 88,777
Payment of interests and taxes	$ 6,100

[1]	Amended to conform to 2022 presentation.